Client Name:
Client Project Name:	BRAVO 2026-NQM9
Start - End Dates:	8/7/2025 - 8/14/2029
Deal Loan Count:	346

Conditions Report 2.0

Loans in Report:	346
Loans with Conditions:	120
0 - Total Active Conditions

130 - Total Satisfied Conditions

78 - Credit Review Scope
9 - Category: Application
5 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: DTI
17 - Category: Income/Employment
10 - Category: Insurance
10 - Category: Legal Documents
2 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
9 - Category: Title
7 - Property Valuations Review Scope
5 - Category: Appraisal
1 - Category: Property
1 - Category: Value
45 - Compliance Review Scope
10 - Category: Compliance Manual
3 - Category: Finance Charge Tolerance
1 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: Texas Home Equity
27 - Category: TILA/RESPA Integrated Disclosure
59 - Total Waived Conditions

54 - Credit Review Scope
8 - Category: Assets
13 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
1 - Category: Insurance
13 - Category: LTV/CLTV
3 - Category: State Prepayment Penalty
12 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
3 - Category: Property
2 - Compliance Review Scope
1 - Category: Federal Consumer Protection
1 - Category: Right of Rescission

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